UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $74,752 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2523    51000 SH       SOLE                    51000
ACCENTURE LTD                  COM              G1151C101     1526    40935 SH       SOLE                    40935
ALTRIA GROUP INC               COM              02209S103      390    21900 SH       SOLE                    21900
AUTOMATIC DATA PROCESSING      COM              053015103     4000   101775 SH       SOLE                   101775
BAXTER INTL                    COM              071813109     3758    65920 SH       SOLE                    65920
BECTON DICKINSON               COM              075887109     2555    36632 SH       SOLE                    36632
BERKSHIRE HATHAWAY 'B'         COM              084670702     5254     1581 SH       SOLE                     1581
COCA-COLA                      COM              191216100      382     7105 SH       SOLE                     7105
COLGATE-PALMOLIVE              COM              194162103     4571    59922 SH       SOLE                    59922
EXXON MOBIL CORP               COM              30231G102      247     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     3393    52520 SH       SOLE                    52520
GILEAD SCIENCES                COM              375558103     2767    59495 SH       SOLE                    59495
GOOGLE INC CL A                COM              38259P508     4143     8356 SH       SOLE                     8356
GRAINGER WW                    COM              384802104     1701    19040 SH       SOLE                    19040
HARRIS CORP                    COM              413875105     2847    75730 SH       SOLE                    75730
HEWLETT PACKARD                COM              428236103     5662   119933 SH       SOLE                   119933
INTL BUS. MACHINES             COM              459200101      299     2500 SH       SOLE                     2500
JOHNSON&JOHNSON                COM              478160104      429     7047 SH       SOLE                     7047
KRAFT FOODS                    COM              50075N104      581    22110 SH       SOLE                    22110
MCKESSON CORP                  COM              58155Q103     3118    52365 SH       SOLE                    52365
MFS Muni Income TR SBI         COM              552738106      124    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     4820   187385 SH       SOLE                   187385
MYLAN LABS INC                 COM              628530107      233    14565 SH       SOLE                    14565
NIKE INC CLASS B               COM              654106103     2764    42725 SH       SOLE                    42725
NOVO NORDISK ADR               COM              670100205     1648    26175 SH       SOLE                    26175
PATTERSON INC.                 COM              703395103     1604    58857 SH       SOLE                    58857
PEPSICO INC.                   COM              713448108     4653    79329 SH       SOLE                    79329
PHILIP MORRIS INTL             COM              718172109     1067    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109     2927    50536 SH       SOLE                    50536
SARA LEE                       COM              803111103      227    20350 SH       SOLE                    20350
ST JUDE MED                    COM              790849103     2722    69780 SH       SOLE                    69780
TELLABS INC.                   COM              879664100      141    20410 SH       SOLE                    20410
VARIAN MED SYS                 COM              92220P105     1427    33865 SH       SOLE                    33865
WAL-MART STORES                COM              931142103      249     5073 SH       SOLE                     5073